Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Multi-Manager International Equity Fund
(the "Fund")
Supplement dated April 3, 2024
to the Fund's Class I Shares' Summary Prospectus and Prospectus,
each dated February 29, 2024
(each, a "Prospectus" and together, the "Prospectuses")
On March 6, 2024, the Board of Trustees of Voya Mutual Funds approved the following changes with respect to the Fund, which are effective at the close of business on May 6, 2024: (i) the removal of Baillie Gifford Overseas Limited ("BG Overseas") as a sub-adviser to the Fund; (ii) the appointment of Lazard Asset Management LLC ("Lazard") and Voya Investment Management Co. LLC as sub- advisers to the Fund and Voya Investment Management (UK) Limited as sub-sub-adviser to the Fund (together with Voya Investment Management Co. LLC, "Voya IM"); (iii) changes to the management fee schedule, expense limitation agreement, side letter agreement and management fee waiver; and
(iv)related changes to the Fund's principal investment strategies and portfolio managers. Currently, BG Overseas, Polaris Capital Management, LLC, and Wellington Management Company LLP each manage a portion of the Fund's assets. From the close of business on May 6, 2024 through the close of business on May 17, 2024, the Fund will be in a "transition period" during which time the Fund's assets currently managed by BG Overseas will be allocated to Lazard and Voya IM. During the transition period, the Fund may not be pursuing its investment objective and strategies with respect to this portion of the Fund's assets, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective at the close of business on May 6, 2024, the Prospectuses are revised as follows:
1.All references to BG Overseas are hereby deleted in their entirety.
3.The sub-section of the Prospectuses entitled "Fees and Expenses of the Fund – Annual Fund Operating
Expenses" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment
Class		I
Management Fees	%	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.09
Total Annual Fund Operating Expenses	%	0.94
Waivers and Reimbursements2%		(0.06)
Total Annual Fund Operating Expenses After Waivers and	%	0.88
Reimbursements
1Expense information has been restated to reflect current contractual rates.
2Voya Investments, LLC (the "Investment Adviser") is contractually obligated to limit expenses to 0.88% for Class I shares through March
1, 2026. The expense limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Fund's Board of Trustees (the "Board").
4.	The table in the sub-section of the Prospectuses entitled "Fees and Expenses of the Fund – Expense
Example" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

	Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
	I	Sold or Held	$90	294	514	1,149
5.	The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary
Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the U.S., including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and initial public offerings ("IPOs"). The Fund may invest in real estate-related securities, including real estate investment trusts ("REITs"). The Fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the Fund.
The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily, use special techniques such as forward foreign currency exchange contracts.
The Fund may invest in other investment companies, including exchange traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Investment Adviser allocates the Fund's assets to different sub-advisers. When selecting sub- advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance ("ESG") factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser's evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser's decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
Lazard Asset Management LLC ("Lazard"), Polaris Capital Management, LLC ("Polaris"), Voya Investment Management Co. LLC and Voya Investment Management (UK) Limited (together, "Voya IM")
and Wellington Management Company LLP ("Wellington Management") (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Lazard
Lazard seeks to realize the Fund's investment objective primarily by investing in companies that Lazard considers to be quality growth businesses. By "quality" Lazard means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). Lazard considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if Lazard believes the company can sustain its competitive advantage. Lazard also looks for "growth" businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.
Polaris
Polaris uses proprietary investment technology combined with Graham & Dodd style fundamental research to seek to identify potential investments that Polaris believes have significantly undervalued streams of sustainable cash flow. The firm uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 companies worldwide. Polaris uses these measures to identify approximately 500 companies that Polaris believes have the greatest potential for undervalued streams of sustainable free cash flow. As a cross check to the database screen, a global valuation model is used that seeks to identify the most undervalued countries based on corporate earnings, yield, inflation, interest rates, and other variables. Allocations among investments are primarily determined by bottom-up security analysis while providing diversification in terms of country, industry, and market capitalization. Polaris monitors portfolio companies as well as a "watch list" comprised of companies which may be purchased if the valuation of an existing portfolio company falls below established limits.
Voya IM
Voya IM invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term. Voya IM uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. Voya IM may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
Wellington Management
Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value, including the evaluation of financially material ESG factors based on Wellington Management's proprietary ESG research. Wellington Management believes assessing financially material ESG factors as part of its investment process allows it to better evaluate a company on its ability to improve or sustain its future returns over time. The factors that Wellington Management considers as part of its fundamental analysis, including the assessment of financially material ESG factors, contribute to its overall evaluation of a company's risk and return potential. Wellington Management may not assess ESG factors for every stock prior to investment. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as Wellington Management's analysts' forward- looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.
6.The "Investment Model" risk in the section of the Prospectuses entitled "Principal Risks" in the
Fund's Summary Section is deleted in its entirety and replaced with the following:
Investment Model: A Sub-Adviser's proprietary investment model may not adequately take into account existing or unforeseen market factors or the interplay between such factors, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize artificial intelligence) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors' historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
7.The second paragraph in the section of the Prospectuses entitled "Performance Information" in the
Fund's Summary Section is deleted in its entirety and replaced with the following:
On May 7, 2024, Lazard and Voya IM were added as additional sub-advisers. On May 6, 2024 Baillie Gifford Overseas Limited (which served as a sub-adviser from January 6, 2011 to May 6, 2024) was removed as a sub-adviser. On July 27, 2020, Lazard (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed as a sub-adviser. On January 20, 2017, Polaris and Wellington Management were added as additional sub-advisers and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. The Fund's performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.

Voya Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Multi-Manager International Equity Fund
(the "Fund")
Supplement dated April 3, 2024
to the Fund's Class I Shares' Summary Prospectus and Prospectus,
each dated February 29, 2024
(each, a "Prospectus" and together, the "Prospectuses")
On March 6, 2024, the Board of Trustees of Voya Mutual Funds approved the following changes with respect to the Fund, which are effective at the close of business on May 6, 2024: (i) the removal of Baillie Gifford Overseas Limited ("BG Overseas") as a sub-adviser to the Fund; (ii) the appointment of Lazard Asset Management LLC ("Lazard") and Voya Investment Management Co. LLC as sub- advisers to the Fund and Voya Investment Management (UK) Limited as sub-sub-adviser to the Fund (together with Voya Investment Management Co. LLC, "Voya IM"); (iii) changes to the management fee schedule, expense limitation agreement, side letter agreement and management fee waiver; and
(iv)related changes to the Fund's principal investment strategies and portfolio managers. Currently, BG Overseas, Polaris Capital Management, LLC, and Wellington Management Company LLP each manage a portion of the Fund's assets. From the close of business on May 6, 2024 through the close of business on May 17, 2024, the Fund will be in a "transition period" during which time the Fund's assets currently managed by BG Overseas will be allocated to Lazard and Voya IM. During the transition period, the Fund may not be pursuing its investment objective and strategies with respect to this portion of the Fund's assets, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective at the close of business on May 6, 2024, the Prospectuses are revised as follows:
1.All references to BG Overseas are hereby deleted in their entirety.
3.The sub-section of the Prospectuses entitled "Fees and Expenses of the Fund – Annual Fund Operating
Expenses" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment
Class		I
Management Fees	%	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.09
Total Annual Fund Operating Expenses	%	0.94
Waivers and Reimbursements2%		(0.06)
Total Annual Fund Operating Expenses After Waivers and	%	0.88
Reimbursements
1Expense information has been restated to reflect current contractual rates.
2Voya Investments, LLC (the "Investment Adviser") is contractually obligated to limit expenses to 0.88% for Class I shares through March
1, 2026. The expense limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Fund's Board of Trustees (the "Board").
4.	The table in the sub-section of the Prospectuses entitled "Fees and Expenses of the Fund – Expense
Example" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

	Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
	I	Sold or Held	$90	294	514	1,149
5.	The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary
Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the U.S., including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and initial public offerings ("IPOs"). The Fund may invest in real estate-related securities, including real estate investment trusts ("REITs"). The Fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the Fund.
The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily, use special techniques such as forward foreign currency exchange contracts.
The Fund may invest in other investment companies, including exchange traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Investment Adviser allocates the Fund's assets to different sub-advisers. When selecting sub- advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance ("ESG") factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser's evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser's decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
Lazard Asset Management LLC ("Lazard"), Polaris Capital Management, LLC ("Polaris"), Voya Investment Management Co. LLC and Voya Investment Management (UK) Limited (together, "Voya IM")
and Wellington Management Company LLP ("Wellington Management") (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Lazard
Lazard seeks to realize the Fund's investment objective primarily by investing in companies that Lazard considers to be quality growth businesses. By "quality" Lazard means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). Lazard considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if Lazard believes the company can sustain its competitive advantage. Lazard also looks for "growth" businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity.
Polaris
Polaris uses proprietary investment technology combined with Graham & Dodd style fundamental research to seek to identify potential investments that Polaris believes have significantly undervalued streams of sustainable cash flow. The firm uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 companies worldwide. Polaris uses these measures to identify approximately 500 companies that Polaris believes have the greatest potential for undervalued streams of sustainable free cash flow. As a cross check to the database screen, a global valuation model is used that seeks to identify the most undervalued countries based on corporate earnings, yield, inflation, interest rates, and other variables. Allocations among investments are primarily determined by bottom-up security analysis while providing diversification in terms of country, industry, and market capitalization. Polaris monitors portfolio companies as well as a "watch list" comprised of companies which may be purchased if the valuation of an existing portfolio company falls below established limits.
Voya IM
Voya IM invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term. Voya IM uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. Voya IM may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
Wellington Management
Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value, including the evaluation of financially material ESG factors based on Wellington Management's proprietary ESG research. Wellington Management believes assessing financially material ESG factors as part of its investment process allows it to better evaluate a company on its ability to improve or sustain its future returns over time. The factors that Wellington Management considers as part of its fundamental analysis, including the assessment of financially material ESG factors, contribute to its overall evaluation of a company's risk and return potential. Wellington Management may not assess ESG factors for every stock prior to investment. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as Wellington Management's analysts' forward- looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.
6.The "Investment Model" risk in the section of the Prospectuses entitled "Principal Risks" in the
Fund's Summary Section is deleted in its entirety and replaced with the following:
Investment Model: A Sub-Adviser's proprietary investment model may not adequately take into account existing or unforeseen market factors or the interplay between such factors, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize artificial intelligence) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors' historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
7.The second paragraph in the section of the Prospectuses entitled "Performance Information" in the
Fund's Summary Section is deleted in its entirety and replaced with the following:
On May 7, 2024, Lazard and Voya IM were added as additional sub-advisers. On May 6, 2024 Baillie Gifford Overseas Limited (which served as a sub-adviser from January 6, 2011 to May 6, 2024) was removed as a sub-adviser. On July 27, 2020, Lazard (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed as a sub-adviser. On January 20, 2017, Polaris and Wellington Management were added as additional sub-advisers and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. The Fund's performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.